Stock-Based Compensation - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Oct. 11, 2002	May 31, 2014	Nov. 12, 1991
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation charges	$ 18,565,000	$ 21,100,000	$ 15,369,000
Unrecognized estimated compensation expense for nonvested awards	26,800,000
Tax benefits realized related to stock options exercised	0	0	0
Tax benefits realized related to restricted stock and restricted stock units	0	0
Stock Options [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized estimated compensation expense for nonvested awards	1,457,000
Common stock dividend yield	0.00%
Total intrinsic value of stock options exercised	900,000	500,000	1,900,000
Cash received from exercise of stock options	600,000	300,000	1,400,000
Weighted-average fair value of stock options granted		$ 4.78	$ 6.93
Fair value of shares vested	4,400,000	3,700,000	3,600,000
2014 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance					6,600,000
2009 McDermott International, Inc. Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance	9,000,000
Options to purchase shares, maximum expiration term	7 years
2001 Directors and Officers Long-Term Incentive Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Options to purchase shares, maximum expiration term	10 years
Percentage of fair market value that options to purchase are granted, minimum	100.00%
Thrift Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorized for issuance						15,000,000
Additional shares authorized for issuance				15,000,000
Matching employer contributions percentage of the first 6% of compensation	50.00%
Defined contribution plan matching percent of compensation	6.00%
Common stock issued	0	0	0
Severance and Related Restructuring Costs [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock-based compensation charges	$ 2,000,000